UNITED STATES                   --------------------------------
     SECURITIES AND EXCHANGE COMMISSION                    OMB APPROVAL
APPENDIX I       Washington, D.C. 20549         --------------------------------
                                                OMB Number:            3235-0456
                 FORM 24F-2                     Expires:         August 31, 2000
      Annual Notice of Securities Sold           Estimated average burden
           Pursuant to Rule 24f-2               hours per response. . . . . . .1
                                                --------------------------------

  Read instructions at end of Form before preparing Form. Please print or type.

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1.    Name and address of issuer:
                                           EMPIRE BUILDER TAX FREE BOND FUND
                                           3435 STELZER ROAD
                                           COLUMBUS, OHIO 43219

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2. The name of each series or class of funds for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
                                     [ X ]

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3.    Investment Company Act File Number:                       811-3907

      Securities Act File Number:                               2-86931

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4(a). Last day of the fiscal year for which this notice is filed:

                                FEBRUARY 28, 2005

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4(b). [_] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the form is being filed late, Interest must be paid on the registration fee due.

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4(c). [_] Check box if this is the last time the issuer will be filing this Form.

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5.    Calculation of registration fee:

            (i)   Aggregate sale price of
                    securities sold during the
                    fiscal year pursuant to section
                    24(f):                                            $6,580,261
                                                                   -------------

            (ii)  Aggregate price of securities
                    redeemed or repurchased during
                    the fiscal year:                    $12,301,412
                                                        -----------

            (iii) Aggregate price of securities
                    redeemed or repurchased during
                    any prior fiscal year ending no
                    earlier than October 11, 1995
                    that were not previously used to
                    reduce registration fees payable
                    to the Commission.                           $0
                                                        -----------

            (iv)  Total available redemption
                    credits [Add items 5(ii) and
                    5(iii)]:                                       - $12,301,412
                                                                   -------------

            (v)   Net Sales - If item 5(i) is
                  greater than item 5(iv)
                  [subtract Item 5(iv) from Item
                  5(i)]                                                       $0
                                                                   -------------

            --------------------------------------------------------------------
            (vi)  Redemption credits available for
                    use in future years - if            ($5,721,151)
                                                        -----------

                  Item 5(i) is less than Item 5 (iv)
                  [ subtract Item 5(iv) from Item 5(i)]:
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            (vii) Multiplier for determining
                    registration fee (See
                    Instruction C.9):                                  0.0001177
                                                                   -------------

            (viii) Registration fee due [multiply
                     Item 5(v) by Item 5(vii): (enter
                     "0" if no fee is due):                        =       $0.00
                                                                   -------------
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6.    Prepaid shares
            If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of recision of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
            __________.

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7. Interest due.-- if this Form is being filed more than 90 days after the end of the issuers fiscal year (see Instruction D):

                                                                              $0
                                                                   -------------

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8. Total of amount of the registration fee due plus any interest due [ Line 5(viii) plus line 7].

                                                                           $0.00
                                                                   =============

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9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: 05/27/05

         Method of Delivery:
                                           [X] Wire Transfer
                                           [_] Mail or other means

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                                   SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signature and Title)*         /s/ Troy A. Sheets, Treasurer
                                           --------------------------

                                           Troy Sheets, Treasurer
                                           --------------------------

      Date                    5/27/2005
      ----------------------------------

      * Please print the name and title of the signing officer below the signature.

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